UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:	BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 09/30/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2022

2022 Annual Report

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund

•	BlackRock 40/60 Target Allocation Fund

•	BlackRock 60/40 Target Allocation Fund

•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(20.20)%	(15.47)%

U.S. small cap equities (Russell 2000® Index)	(19.01)	(23.50)

International equities (MSCI Europe, Australasia, Far East Index)	(22.51)	(25.13)

Emerging market equities (MSCI Emerging Markets Index)	(21.70)	(28.11)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.58	0.63

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.81)	(16.20)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.22)	(14.60)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(6.30)	(11.50)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(10.42)	(14.15)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of September 30, 2022	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the 12-month period ended September 30, 2022, all of the Fund’s share classes underperformed the reference benchmark MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)) except for the Fund’s Institutional class and class K shares which outperformed. For the same period, all of the Fund’s share classes underperformed the Bloomberg U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the 12-month period ended September 30, 2022, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%) except for the Fund’s Investor C class shares which underperformed. For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the 12-month period ended September 30, 2022, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)) except the Fund’s Investor C and R class shares which underperformed. For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the 12-month period ended September 30, 2022, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)) except for the Fund’s Investor C class shares which underperformed. For the same period, all of the Fund’s share classes outperformed the MSCI ACWI Index.

What factors influenced performance?

BlackRock 20/80 Target Allocation Fund

No aspects of portfolio positioning stood out as contributors. Allocations to U.S. investment-grade corporate bonds, agency residential mortgage-backed securities (MBS), U.S. equities and emerging market equities detracted.

BlackRock 40/60 Target Allocation Fund

Holdings in U.S. energy stocks contributed. Allocations to U.S. investment-grade corporate bonds, agency MBS, U.S. equities and emerging market equities detracted.

BlackRock 60/40 Target Allocation Fund

Positions in U.S. energy stocks, minimum-volatility stocks and the value style contributed. Allocations to technology stocks, U.S. equities, emerging market equities and U.S. investment-grade corporate bonds detracted.

BlackRock 80/20 Target Allocation Fund

Holdings in U.S. energy stocks, minimum-volatility stocks and the value style contributed. Positions in technology stocks, U.S. equities, developed market growth stocks, U.S. Treasuries and investment-grade corporate bonds detracted.

Describe recent portfolio activity.

The investment adviser adopted a defensive positioning by reducing the allocation to equities. In particular, the investment adviser decreased positions in the emerging markets and the technology sector. The investment adviser moved to a neutral positioning between value and growth, and reduced the Funds’ weightings in commodities and energy stocks following their strong performance. It also moved from underweight duration to neutral in response to the significant rise in yields. (Duration is a measure of interest rate sensitivity; prices and yields move in opposite directions.)

Describe the Funds’ positioning at period end.

The Funds were defensively positioned at the close of the period. Their allocations to stocks and bonds were approximately the same as those of their underlying benchmarks. The investment adviser sought to take minimal active risk given the challenging investment backdrop and elevated market volatility.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg U.S. Universal Index (80%).
(d)

Bloomberg U.S. Universal Index (formerly Bloomberg Barclays U.S. Universal Index), an index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(15.72)%	N/A	1.38%	N/A	3.74%	N/A
Investor A	(16.06)	(20.47)%	1.03	(0.05)%	3.37	2.82%
Investor C	(16.64)	(17.45)	0.28	0.28	2.76	2.76
Class K	(15.70)	N/A	1.40	N/A	3.75	N/A
Class R	(16.31)	N/A	0.73	N/A	3.08	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/
Bloomberg U.S. Universal Index (80%)	(15.77)	N/A	1.25	N/A	2.75	N/A
Bloomberg U.S. Universal Index	(14.92)	N/A	(0.18)	N/A	1.17	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2022 (continued)	BlackRock 20/80 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$873.70	$0.50	$1,000.00	$1,024.54	$0.56	0.11%
Investor A	1,000.00	871.80	2.09	1,000.00	1,022.83	2.28	0.45
Investor C	1,000.00	868.80	5.51	1,000.00	1,019.17	5.97	1.18
Class K	1,000.00	873.70	0.40	1,000.00	1,024.64	0.46	0.09
Class R	1,000.00	870.60	3.50	1,000.00	1,021.33	3.80	0.75

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	79%
Equity Funds	20
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	25%
iShares Core Total USD Bond Market ETF	19
iShares Core S&P Total U.S. Stock Market ETF	9
iShares U.S. Treasury Bond ETF	9
BlackRock Strategic Income Opportunities Portfolio, Class K	9
iShares TIPS Bond ETF	6
iShares ESG Aware MSCI U.S.A. ETF	5
iShares 10-20 Year Treasury Bond ETF	4
iShares iBoxx $ Investment Grade Corporate Bond ETF	3
iShares Fallen Angels USD Bond ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg U.S. Universal Index (60%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(16.08)%	N/A	3.05%	N/A	5.45%	N/A
Investor A	(16.31)	(20.70)%	2.71	1.61%	5.10	4.53%
Investor C	(16.93)	(17.72)	1.94	1.94	4.46	4.46
Class K	(16.06)	N/A	3.07	N/A	5.47	N/A
Class R	(16.48)	N/A	2.53	N/A	4.94	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg U.S. Universal Index (60%)	(16.68)	N/A	2.55	N/A	4.27	N/A
MSCI ACWI Index	(20.66)	N/A	4.44	N/A	7.28	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2022	BlackRock 40/60 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$852.20	$0.49	$1,000.00	$1,024.54	$0.56	0.11%
Investor A	1,000.00	851.40	2.07	1,000.00	1,022.83	2.28	0.45
Investor C	1,000.00	848.00	5.47	1,000.00	1,019.15	5.97	1.18
Class K	1,000.00	852.40	0.40	1,000.00	1,024.64	0.46	0.09
Class R	1,000.00	850.40	2.81	1,000.00	1,022.03	3.09	0.61

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	60%
Equity Funds	39
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	25%
iShares Core S&P Total U.S. Stock Market ETF	16
iShares Core Total USD Bond Market ETF	15
iShares ESG Aware MSCI U.S.A. ETF	10
BlackRock Strategic Income Opportunities Portfolio, Class K	5
iShares TIPS Bond ETF	5
iShares 10-20 Year Treasury Bond ETF	4
iShares MSCI EAFE Value ETF	3
iShares MSCI EAFE Growth ETF	3
iShares MSCI Emerging Markets Min Vol Factor ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg U.S. Universal Index (40%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(17.30)%	N/A	4.11%	N/A	6.73%	N/A
Investor A	(17.56)	(21.88)%	3.76	2.65%	6.36	5.79%
Investor C	(18.18)	(18.95)	2.98	2.98	5.72	5.72
Class K	(17.29)	N/A	4.13	N/A	6.74	N/A
Class R	(17.76)	N/A	3.55	N/A	6.16	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg U.S. Universal Index (40%)	(17.64)	N/A	3.74	N/A	5.72	N/A
MSCI ACWI Index	(20.66)	N/A	4.44	N/A	7.28	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2022	BlackRock 60/40 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$831.60	$0.46	$1,000.00	$1,024.56	$0.51	0.10%
Investor A	1,000.00	830.20	2.01	1,000.00	1,022.88	2.23	0.44
Investor C	1,000.00	827.30	5.40	1,000.00	1,019.16	5.97	1.18
Class K	1,000.00	831.60	0.37	1,000.00	1,024.66	0.41	0.08
Class R	1,000.00	829.20	2.89	1,000.00	1,021.91	3.19	0.63

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	60%
Fixed-Income Funds	40
Short-Term Securities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P Total U.S. Stock Market ETF	24%
Master Total Return Portfolio	17
iShares ESG Aware MSCI U.S.A. ETF	14
iShares Core Total USD Bond Market ETF	9
iShares MSCI EAFE Value ETF	5
iShares MSCI EAFE Growth ETF	5
iShares MSCI Emerging Markets Min Vol Factor ETF	4
iShares 10-20 Year Treasury Bond ETF	4
BlackRock Strategic Income Opportunities Portfolio, Class K	3
iShares TIPS Bond ETF	3

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2022	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

GROWTH OF $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg U.S. Universal Index (20%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(18.02)%	N/A	5.20%	N/A	7.92%	N/A
Investor A	(18.32)	(22.61)%	4.84	3.72%	7.54	6.96%
Investor C	(18.92)	(19.69)	4.07	4.07	6.90	6.90
Class K	(18.05)	N/A	5.22	N/A	7.93	N/A
Class R	(18.43)	N/A	4.67	N/A	7.37	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/
Bloomberg U.S. Universal Index (20%)	(18.66)	N/A	4.79	N/A	7.10	N/A
MSCI ACWI Index	(20.66)	N/A	4.44	N/A	7.28	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities (and certain other instruments) in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2022	BlackRock 80/20 Target Allocation Fund

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/22)	Ending Account Value (09/30/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$812.50	$0.43	$1,000.00	$1,024.59	$0.51	0.10%
Investor A	1,000.00	811.30	1.98	1,000.00	1,022.88	2.23	0.44
Investor C	1,000.00	808.10	5.37	1,000.00	1,019.12	6.02	1.19
Class K	1,000.00	812.50	0.34	1,000.00	1,024.69	0.41	0.08
Class R	1,000.00	810.80	2.70	1,000.00	1,022.08	3.04	0.60

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	79%
Fixed-Income Funds	20
Short-Term Securities	1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P Total U.S. Stock Market ETF	30%
iShares ESG Aware MSCI U.S.A. ETF	19
Master Total Return Portfolio	10
iShares MSCI EAFE Value ETF	7
iShares MSCI EAFE Growth ETF	7
iShares MSCI Emerging Markets Min Vol Factor ETF	5
iShares Core Total USD Bond Market ETF	4
iShares TIPS Bond ETF	3
BlackRock Equity Dividend Fund, Class K	3
iShares Core S&P Small-Cap ETF	3

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments September 30, 2022	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 20.1%
iShares Core S&P Total U.S. Stock Market ETF	536,945	$42,708,605
iShares ESG Aware MSCI U.S.A. ETF	286,366	22,740,324
iShares GSCI Commodity Dynamic Roll Strategy ETF	124,394	4,443,354
iShares MSCI EAFE Growth ETF	116,639	8,463,326
iShares MSCI EAFE Value ETF	238,018	9,170,834
iShares MSCI Emerging Markets Min Vol Factor ETF	135,146	6,849,199

		94,375,642

Fixed-Income Funds — 80.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,492,328	41,509,114
iShares 10-20 Year Treasury Bond ETF	187,897	20,471,378
iShares Convertible Bond ETF	72,851	5,019,434
iShares Core Total USD Bond Market ETF	1,993,180	88,696,510
iShares Fallen Angels USD Bond ETF	507,300	12,124,470
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	158,144	16,201,853
iShares TIPS Bond ETF	292,421	30,674,963
iShares U.S. Treasury Bond ETF	1,865,857	42,466,905
Master Total Return Portfolio	$118,879,807	118,879,807

		376,044,434

Total Long-Term Investments — 100.3% (Cost: $526,641,814)		470,420,076

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%	240,443	$240,443
SL Liquidity Series, LLC, Money Market Series, 3.29%(d)	5,145,041	5,145,041

Total Short-Term Securities — 1.1% (Cost: $5,385,484)		5,385,484

Total Investments — 101.4% (Cost: $532,027,298)		475,805,560

Liabilities in Excess of Other Assets — (1.4)%		(6,557,409)

Net Assets — 100.0%		$469,248,151

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Emerging Markets Fund, Inc., Class K(a)	$6,139,898	$719,818	$(5,281,940)		$231,998	$(1,809,774)	$—	—	$28,388	$54,768
BlackRock Equity Dividend Fund, Class K(a)	—	5,823,610	(5,361,641)		(461,969)	—	—	—	23,669	368,730
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,287,768	—	(1,047,325	)(b)	—	—	240,443	240,443	2,671	—
BlackRock Strategic Income Opportunities Portfolio, Class K	77,303,592	46,667,451	(78,620,004)		2,301,422	(6,143,347)	41,509,114	4,492,328	987,060	497,264

14	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K(a)	$5,708,666	$760,229	$(5,118,490)	$(1,608,734)	$258,329	$—	—	$—	$202,796
iShares 10- 20 Year Treasury Bond ETF	—	25,160,514	(2,057,277)	(68,654)	(2,563,205)	20,471,378	187,897	191,603	—
iShares Convertible Bond ETF	—	9,527,426	(3,333,759)	(337,579)	(836,654)	5,019,434	72,851	69,427	—
iShares Core S&P Small- Cap ETF(a)	6,534,585	649,335	(6,396,362)	1,471,325	(2,258,883)	—	—	57,024	—
iShares Core S&P Total U.S. Stock Market ETF	29,771,854	30,907,406	(7,821,447)	(1,057,586)	(9,091,622)	42,708,605	536,945	674,374	—
iShares Core Total USD Bond Market ETF	79,580,170	102,469,973	(70,485,664)	(9,480,239)	(13,387,730)	88,696,510	1,993,180	2,307,362	—
iShares ESG Aware MSCI U.S.A. ETF	37,532,558	4,335,591	(12,299,146)	(1,734,548)	(5,094,131)	22,740,324	286,366	451,767	—
iShares Fallen Angels USD Bond ETF	57,622,380	22,180,910	(56,043,052)	(7,722,252)	(3,913,516)	12,124,470	507,300	1,990,448	—
iShares Global Financials ETF(a)	5,545,081	27,201	(5,899,775)	229,259	98,234	—	—	—	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	22,147,149	1,304,376	(20,790,257)	3,271,101	(1,489,015)	4,443,354	124,394	1,846,056	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (continued) September 30, 2022	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	$—	$18,544,477		$(699,140)		$(20,215)	$(1,623,269)	$16,201,853	158,144	$93,585		$—
iShares MSCI EAFE Growth ETF	13,879,323	3,568,801		(4,709,217)		(1,009,148)	(3,266,433)	8,463,326	116,639	199,587		—
iShares MSCI EAFE Value ETF	15,270,560	2,014,878		(4,668,036)		(608,589)	(2,837,979)	9,170,834	238,018	777,640		—
iShares MSCI Emerging Markets Min Vol Factor ETF	—	8,359,815		(609,380)		(23,322)	(877,914)	6,849,199	135,146	38,687		—
iShares MSCI U.S.A. Value Factor ETF(a)	9,240,635	574,683		(10,172,982)		3,258,321	(2,900,657)	—	—	51,257		—
iShares TIPS Bond ETF	37,713,497	48,496,896		(47,788,026)		(2,512,702)	(5,234,702)	30,674,963	292,421	2,912,410		—
iShares U.S. Treasury Bond ETF	41,766,179	21,106,226		(14,597,035)		(1,168,239)	(4,640,226)	42,466,905	1,865,857	461,109		—
Master Total Return Portfolio	149,124,812	—		(2,500,309	)(b)(c)	(9,584,438)	(18,160,258)	118,879,807	$118,879,807	3,842,277		—
SL Liquidity Series, LLC, Money Market Series	—	5,144,142	(b)	—		899	—	5,145,041	5,145,041	18,662	(d)	—

						$(26,633,889)	$(85,772,752)	$475,805,560		$17,025,063		$1,123,558

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$351,540,269	$—	$—	$351,540,269
Short-Term Securities
Money Market Funds	240,443	—	—	240,443

	$351,780,712	$—	$—	351,780,712

Investments valued at NAV(a)				124,024,848

				$475,805,560

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments September 30, 2022	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.9%
BlackRock Equity Dividend Fund, Class K	330,425	$5,646,958
iShares Core S&P Small-Cap ETF	97,127	8,468,503
iShares Core S&P Total U.S. Stock Market ETF	1,206,984	96,003,507
iShares ESG Aware MSCI U.S.A. ETF	751,032	59,639,451
iShares GSCI Commodity Dynamic Roll Strategy ETF	158,327	5,655,441
iShares MSCI EAFE Growth ETF	250,740	18,193,694
iShares MSCI EAFE Value ETF	520,582	20,058,025
iShares MSCI Emerging Markets Min Vol Factor ETF	337,887	17,124,113

		230,789,692

Fixed-Income Funds — 60.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,287,599	30,377,418
iShares 10-20 Year Treasury Bond ETF	232,645	25,346,673
iShares Convertible Bond ETF	91,020	6,271,278
iShares Core Total USD Bond Market ETF	1,916,326	85,276,507
iShares Fallen Angels USD Bond ETF(b)	633,782	15,147,390
iShares iBoxx $Investment Grade Corporate Bond ETF	56,063	5,743,654
iShares TIPS Bond ETF	252,243	26,460,291
iShares U.S. Treasury Bond ETF	261,767	5,957,817
Master Total Return Portfolio	$147,718,107	147,718,107

		348,299,135

Total Long-Term Investments — 100.0% (Cost: $624,797,049)		579,088,827

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%	968,485	$968,485
SL Liquidity Series, LLC, Money Market Series, 3.29%(d)	3,723,165	3,723,165

Total Short-Term Securities — 0.8% (Cost: $4,691,441)		4,691,650

Total Investments — 100.8% (Cost: $629,488,490)		583,780,477

Liabilities in Excess of Other Assets — (0.8)%		(4,629,140)

Net Assets — 100.0%		$579,151,337

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$14,084,978	$2,422,115	$(12,896,242)		$493,787	$(4,104,638)	$—	—	$65,074	$125,545
BlackRock Equity Dividend Fund, Class K	—	10,758,998	(3,673,862)		(362,744)	(1,075,434)	5,646,958	330,425	43,367	675,588
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,810,828	—	(842,343	)(b)	—	—	968,485	968,485	5,858	—

18	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$52,740,421	$37,187,863	$ (57,363,186)	$2,718,682	$(4,906,362)	$30,377,418	3,287,599	$582,704	$206,853
BlackRock Technology Opportunities Fund(a)	13,550,402	1,541,059	(11,324,057)	(4,374,575)	607,171	—	—	—	380,742
iShares 10- 20 Year Treasury Bond ETF	—	31,128,813	(2,554,237)	(62,086)	(3,165,817)	25,346,673	232,645	232,430	—
iShares Convertible Bond ETF	—	11,256,831	(3,913,484)	(466,549)	(605,520)	6,271,278	91,020	73,025	—
iShares Core S&P Small- Cap ETF	15,127,947	11,243,841	(15,117,846)	1,508,039	(4,293,478)	8,468,503	97,127	169,710	—
iShares Core S&P Total U.S. Stock Market ETF	70,756,667	61,517,811	(13,640,218)	(2,059,254)	(20,571,499)	96,003,507	1,206,984	1,507,265	—
iShares Core Total USD Bond Market ETF	63,040,526	99,358,588	(58,262,053)	(7,754,716)	(11,105,838)	85,276,507	1,916,326	1,865,419	—
iShares ESG Aware MSCI U.S.A. ETF	79,264,041	10,814,342	(14,593,935)	(1,999,369)	(13,845,628)	59,639,451	751,032	1,047,847	—
iShares Fallen Angels USD Bond ETF	42,219,308	26,236,802	(44,514,579)	(4,685,406)	(4,108,735)	15,147,390	633,782	1,563,581	—
iShares Global Financials ETF(a)	13,462,334	1,116,237	(14,972,113)	162,616	230,926	—	—	153,132	—

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (continued) September 30, 2022	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares GSCI Commodity Dynamic Roll Strategy ETF	$26,679,690	$6,917,936	$ (30,506,850)	$4,298,523	$(1,733,858)	$5,655,441	158,327	$2,741,369	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	6,402,223	(77,944)	(5,715)	(574,910)	5,743,654	56,063	32,321	—
iShares MSCI EAFE Growth ETF	33,976,387	9,287,486	(15,550,009)	(1,983,468)	(7,536,702)	18,193,694	250,740	447,781	—
iShares MSCI EAFE Value ETF	39,579,962	6,432,507	(17,731,919)	(2,290,506)	(5,932,019)	20,058,025	520,582	1,896,042	—
iShares MSCI Emerging Markets Min Vol Factor ETF	—	20,771,463	(1,369,924)	(87,888)	(2,189,538)	17,124,113	337,887	95,917	—
iShares MSCI U.S.A. Value Factor ETF(a)	18,188,535	1,694,806	(20,057,842)	5,696,182	(5,521,681)	—	—	166,098	—
iShares S&P Small- Cap 600 Value ETF(a)	—	9,938,965	(9,715,179)	(223,786)	—	—	—	29,586	—
iShares TIPS Bond ETF	35,142,076	34,384,331	(36,385,277)	(1,819,189)	(4,861,650)	26,460,291	252,243	2,492,784	—
iShares U.S. Energy ETF(a)	10,304,472	1,280,903	(16,629,702)	5,877,855	(833,528)	—	—	193,777	—
iShares U.S. Infrastructure ETF(a)	—	6,699,843	(6,386,904)	(312,939)	—	—	—	17,549	—
iShares U.S. Treasury Bond ETF	—	6,364,663	(78,696)	(3,385)	(324,765)	5,957,817	261,767	19,003	—

20	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)		Capital Gain Distributions from Underlying Funds

Master Total Return Portfolio	$176,681,244	$4,424,795	(b)(c)	$—	$(11,593,405)	$(21,794,527)	$147,718,107	$147,718,107	$4,632,793		$—
SL Liquidity Series, LLC, Money Market Series	3,617,141	99,407	(b)	—	6,408	209	3,723,165	3,723,165	23,458	(d)	—

					$(19,322,888)	$(118,247,821)	$583,780,477		$20,097,890		$1,388,728

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	Inclusive of income and expense allocated from the Master Portfolio.

(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$431,370,720	$—	$—	$431,370,720
Short-Term Securities
Money Market Funds	968,485	—	—	968,485

	$432,339,205	$—	$—	432,339,205

Investments valued at NAV(a)				151,441,272

				$583,780,477

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments September 30, 2022	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 59.7%
BlackRock Equity Dividend Fund, Class K	1,434,760	$24,520,041
iShares Core S&P Small-Cap ETF	261,231	22,776,731
iShares Core S&P Total U.S. Stock Market ETF	3,444,101	273,943,793
iShares ESG Aware MSCI U.S.A. ETF	2,041,973	162,153,076
iShares GSCI Commodity Dynamic Roll Strategy ETF	328,362	11,729,091
iShares MSCI EAFE Growth ETF	814,223	59,080,021
iShares MSCI EAFE Value ETF	1,644,328	63,355,958
iShares MSCI Emerging Markets Min Vol Factor ETF	920,823	46,667,310
iShares MSCI U.S.A. Min Vol Factor ETF	326,246	21,564,860
iShares U.S. Infrastructure ETF	350,556	11,301,925

		697,092,806

Fixed-Income Funds — 40.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,033,640	37,270,836
iShares 10-20 Year Treasury Bond ETF	422,785	46,062,426
iShares Convertible Bond ETF	186,496	12,849,574
iShares Core Total USD Bond Market ETF	2,304,462	102,548,559
iShares Fallen Angels USD Bond ETF	1,272,274	30,407,349
iShares TIPS Bond ETF	346,521	36,350,053
Master Total Return Portfolio	$204,316,835	204,316,835

		469,805,632

Total Long-Term Investments — 99.9% (Cost: $1,218,683,941)		1,166,898,438

Security	Shares	Value

Short-Term Securities(a)(b)

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%	1,908,909	$1,908,909

Total Short-Term Securities — 0.2% (Cost: $1,908,909)		1,908,909

Total Investments — 100.1% (Cost: $1,220,592,850)		1,168,807,347
Liabilities in Excess of Other Assets — (0.1)%		(765,577)

Net Assets — 100.0%		$1,168,041,770

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$44,041,303	$15,125,952	$(49,899,414)		$3,476,158	$(12,743,999)	$—	—	$153,417	$295,981
BlackRock Equity Dividend Fund, Class K	—	33,982,560	(4,248,892)		(418,444)	(4,795,183)	24,520,041	1,434,760	136,176	2,121,407
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,066,380	—	(157,471	)(b)	—	—	1,908,909	1,908,909	15,735	—
BlackRock Strategic Income Opportunities Portfolio, Class K	26,293,146	39,714,377	(26,949,192)		(205,378)	(1,582,117)	37,270,836	4,033,640	500,273	—

22	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K(a)	$42,548,773	$4,236,303	$(35,876,872)	$(6,824,438)	$(4,083,766)	$—	—	$—	$1,167,851
iShares 10-20 Year Treasury Bond ETF	—	57,157,139	(1,335,252)	(215,615)	(9,543,846)	46,062,426	422,785	561,442	—
iShares Convertible Bond ETF	—	19,618,095	(6,163,099)	(18,144)	(587,278)	12,849,574	186,496	95,874	—
iShares Core S&P Small-Cap ETF	47,274,684	30,117,474	(46,824,391)	6,645,775	(14,436,811)	22,776,731	261,231	503,009	—
iShares Core S&P Total U.S. Stock Market ETF	183,205,007	162,528,044	(9,833,593)	(1,099,488)	(60,856,177)	273,943,793	3,444,101	4,157,585	—
iShares Core Total USD Bond Market ETF	96,247,379	156,722,474	(129,997,325)	(14,867,094)	(5,556,875)	102,548,559	2,304,462	1,993,545	—
iShares ESG Aware MSCI U.S.A. ETF	206,222,008	25,904,136	(27,981,474)	(4,328,413)	(37,663,181)	162,153,076	2,041,973	2,744,530	—
iShares Fallen Angels USD Bond ETF	27,358,819	45,983,049	(33,148,015)	(2,361,421)	(7,425,083)	30,407,349	1,272,274	1,695,373	—
iShares Global Financials ETF(a)	34,722,676	2,184,872	(36,630,309)	(904,250)	627,011	—	—	379,566	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	42,606,269	12,603,734	(47,970,895)	7,183,326	(2,693,343)	11,729,091	328,362	5,152,464	—

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (continued) September 30, 2022	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Growth ETF	$95,453,656	$33,541,459	$(42,986,650)	$(4,622,877)	$(22,305,567)	$59,080,021	814,223	$1,223,462	$—
iShares MSCI EAFE Value ETF	105,343,148	14,651,885	(32,992,374)	(4,904,943)	(18,741,758)	63,355,958	1,644,328	5,287,260	—
iShares MSCI Emerging Markets Min Vol Factor ETF	—	53,216,909	(600,910)	(23,954)	(5,924,735)	46,667,310	920,823	241,033	—
iShares MSCI U.S.A. Min Vol Factor ETF	—	25,712,354	(753,025)	(41,345)	(3,353,124)	21,564,860	326,246	315,834	—
iShares MSCI U.S.A. Value Factor ETF(a)	50,197,339	3,683,407	(54,417,697)	14,507,409	(13,970,458)	—	—	453,983	—
iShares S&P Small- Cap 600 Value ETF(a)	—	49,616,451	(49,135,901)	(480,550)	—	—	—	74,599	—
iShares TIPS Bond ETF	58,730,632	58,357,743	(71,747,592)	(4,888,106)	(4,102,624)	36,350,053	346,521	3,479,735	—
iShares U.S. Energy ETF(a)	22,223,494	2,475,291	(32,573,604)	9,850,396	(1,975,577)	—	—	561,156	—
iShares U.S. Infrastructure ETF	—	12,982,358	(150,328)	(7,493)	(1,522,612)	11,301,925	350,556	110,974	—

24	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)		Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$224,142,521	$23,540,383	(b)(c)	$—		$(15,142,113)	$(28,223,956)	$204,316,835	$204,316,835	$6,022,125		$—
SL Liquidity Series, LLC, Money Market Series(a)	435,999	—		(435,784	)(b)	(215)	—	—	—	7,623	(d)	—

						$(19,691,217)	$(261,461,059)	$1,168,807,347		$35,866,773		$3,585,239

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	Inclusive of income and expense allocated from the Master Portfolio.

(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$962,581,603	$—	$—	$962,581,603
Short-Term Securities
Money Market Funds	1,908,909	—	—	1,908,909

	$964,490,512	$—	$—	964,490,512

Investments valued at NAV(a)				204,316,835

				$1,168,807,347

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments September 30, 2022	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 80.2%
BlackRock Equity Dividend Fund, Class K	1,347,978	$23,036,943
iShares Core S&P Small-Cap ETF	261,041	22,760,165
iShares Core S&P Total U.S. Stock Market ETF	3,503,063	278,633,631
iShares ESG Aware MSCI U.S.A. ETF	2,251,945	178,826,952
iShares GSCI Commodity Dynamic Roll Strategy ETF	253,646	9,060,235
iShares MSCI EAFE Growth ETF	895,005	64,941,563
iShares MSCI EAFE Value ETF	1,765,462	68,023,251
iShares MSCI Emerging Markets Min Vol Factor ETF	995,261	50,439,828
iShares MSCI U.S.A. Min Vol Factor ETF	332,651	21,988,231
iShares U.S. Energy ETF(b)	285,916	11,239,358
iShares U.S. Infrastructure ETF	301,033	9,705,304

		738,655,461

Fixed-Income Funds — 19.6%
iShares 10-20 Year Treasury Bond ETF	168,559	18,364,503
iShares Convertible Bond ETF	146,697	10,107,423
iShares Core Total USD Bond Market ETF	837,984	37,290,288
iShares TIPS Bond ETF	271,756	28,507,204
Master Total Return Portfolio	$85,665,964	85,665,964

		179,935,382

Total Long-Term Investments — 99.8% (Cost: $967,998,976)		918,590,843

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%	2,047,978	$2,047,978
SL Liquidity Series, LLC, Money Market Series, 3.29%(d)	10,902,600	10,902,600

Total Short-Term Securities — 1.4% (Cost: $12,950,578)		12,950,578

Total Investments — 101.2% (Cost: $980,949,554)		931,541,421

Liabilities in Excess of Other Assets — (1.2)%		(10,700,886)

Net Assets — 100.0%		$920,840,535

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$33,253,162	$16,739,656	$(41,440,144)		$1,014,856	$(9,567,530)	$—	—	$146,393	$282,430
BlackRock Equity Dividend Fund, Class K	—	35,408,047	(7,697,463)		(749,904)	(3,923,737)	23,036,943	1,347,978	129,650	2,019,755
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,168,164	—	(120,186	)(b)	—	—	2,047,978	2,047,978	24,453	—
BlackRock Technology Opportunities Fund, Class K(a)	32,454,805	8,002,321	(31,183,198)		(3,318,104)	(5,955,824)	—	—	—	958,541

26	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10- 20 Year Treasury Bond ETF	$—	$23,974,234	$(846,971)	$(87,845)	$(4,674,915)	$18,364,503	168,559	$292,361	$—
iShares Convertible Bond ETF	—	14,657,831	(4,113,417)	(11,451)	(425,540)	10,107,423	146,697	65,834	—
iShares Core S&P Small- Cap ETF	33,720,274	35,364,356	(39,295,579)	1,869,656	(8,898,542)	22,760,165	261,041	430,193	—
iShares Core S&P Total U.S. Stock Market ETF	140,588,168	210,362,878	(14,339,160)	(1,337,498)	(56,640,757)	278,633,631	3,503,063	3,694,682	—
iShares Core Total USD Bond Market ETF	29,263,366	41,585,430	(29,781,431)	(323,507)	(3,453,570)	37,290,288	837,984	359,094	—
iShares ESG Aware MSCI U.S.A. ETF	153,674,103	80,940,617	(15,459,022)	(1,853,655)	(38,475,091)	178,826,952	2,251,945	2,502,641	—
iShares Global Financials ETF(a)	29,361,246	5,102,279	(34,609,710)	(366,624)	512,809	—	—	324,565	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	8,253,450	19,482,672	(20,651,214)	2,018,325	(42,998)	9,060,235	253,646	2,662,841	—
iShares MSCI EAFE Growth ETF	74,225,774	54,637,955	(38,910,266)	(5,124,150)	(19,887,750)	64,941,563	895,005	1,133,504	—
iShares MSCI EAFE Value ETF	78,770,261	42,807,585	(32,286,266)	(4,441,101)	(16,827,228)	68,023,251	1,765,462	4,704,712	—

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (continued) September 30, 2022	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets Min Vol Factor ETF	$—	$56,739,712		$(605,116)	$(10,106)	$(5,684,662)	$50,439,828	995,261	$224,020		$—
iShares MSCI U.S.A. Min Vol Factor ETF	—	31,058,075		(6,034,343)	(339,627)	(2,695,874)	21,988,231	332,651	250,415		—
iShares MSCI U.S.A. Value Factor ETF(a)	36,385,226	8,309,776		(44,882,126)	9,743,816	(9,556,692)	—	—	402,901		—
iShares S&P Small- Cap 600 Value ETF	—	21,555,592		(21,153,749)	(401,843)	—	—	—	63,580		—
iShares TIPS Bond ETF	15,117,730	22,250,631		(4,087,172)	(455,272)	(4,318,713)	28,507,204	271,756	1,634,025		—
iShares U.S. Energy ETF	21,581,540	11,202,263		(30,776,454)	7,803,851	1,428,158	11,239,358	285,916	731,739		—
iShares U.S. Infrastructure ETF	—	14,585,663		(3,518,739)	(165,596)	(1,196,024)	9,705,304	301,033	93,785		—
Master Total Return Portfolio	69,626,280	31,996,720	(b)(c)	—	(5,508,969)	(10,448,067)	85,665,964	$85,665,964	2,208,492		—
SL Liquidity Series, LLC, Money Market Series	—	10,902,600	(b)	—	—	—	10,902,600	10,902,600	5,310	(d)	—

					$(2,044,748)	$(200,732,547)	$931,541,421		$22,085,190		$3,260,726

(a) As of period end, the entity is no longer held.

(b) Represents net amount purchased (sold).

(c)  Inclusive of income and expense allocated from the Master Portfolio.

(d) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

28	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) September 30, 2022	BlackRock 80/20 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$832,924,879	$—	$—	$832,924,879
Short-Term Securities
Money Market Funds	2,047,978	—	—	2,047,978

	$834,972,857	$—	$—	834,972,857

Investments valued at NAV(a)				96,568,564

				$931,541,421

(a) Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Statements of Assets and Liabilities

September 30, 2022

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$475,805,560	$583,780,477	$1,168,807,347	$931,541,421
Receivables:
Securities lending income — affiliated	4,536	3,255	808	849
Capital shares sold	264,610	367,374	589,001	1,223,851
Dividends — affiliated	105,761	78,913	99,806	12,975
From the Manager	25,762	52,232	88,014	99,112
Prepaid expenses	32,329	30,665	36,862	49,273

Total assets	476,238,558	584,312,916	1,169,621,838	932,927,481

LIABILITIES
Bank overdraft	769	—	—	—
Collateral on securities loaned	5,144,193	3,722,400	—	10,902,600
Payables:
Investments purchased	104,939	76,580	93,310	189,162
Administration fees	9,205	21,971	90,018	49,729
Capital shares redeemed	1,454,639	1,007,911	840,233	530,384
Trustees’ and Officer’s fees	2,639	2,788	3,820	3,098
Other accrued expenses	63,178	52,082	81,143	54,392
Other affiliate fees	4,090	4,906	23,808	6,235
Service and distribution fees	96,778	121,570	191,216	110,425
Transfer agent fees	109,977	151,371	256,520	240,921

Total liabilities	6,990,407	5,161,579	1,580,068	12,086,946

NET ASSETS	$469,248,151	$579,151,337	$1,168,041,770	$920,840,535

NET ASSETS CONSIST OF:
Paid-in capital	$543,637,518	$636,057,173	$1,231,780,693	$961,603,687
Accumulated loss	(74,389,367)	(56,905,836)	(63,738,923)	(40,763,152)

NET ASSETS	$469,248,151	$579,151,337	$1,168,041,770	$920,840,535

(a) Investments at cost — affiliated	$532,027,298	$629,488,490	$1,220,592,850	$980,949,554
(b) Securities loaned at value	$5,020,050	$3,594,560	$—	$10,613,700

30	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

September 30, 2022

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE

Institutional
Net assets	$111,382,459	$149,550,689	$260,346,440	$325,724,658

Shares outstanding	10,806,440	13,641,236	20,675,960	24,643,287

Net asset value	$10.31	$10.96	$12.59	$13.22

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$216,422,143	$259,983,645	$564,789,216	$255,281,070

Shares outstanding	21,358,741	24,009,256	45,846,863	19,794,396

Net asset value	$10.13	$10.83	$12.32	$12.90

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$55,438,177	$69,423,028	$69,415,887	$56,148,874

Shares outstanding	5,541,748	6,513,089	5,794,096	4,536,536

Net asset value	$10.00	$10.66	$11.98	$12.38

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$79,172,232	$89,388,889	$256,326,050	$271,863,092

Shares outstanding	7,678,995	8,145,602	20,355,488	20,562,738

Net asset value	$10.31	$10.97	$12.59	$13.22

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$6,833,140	$10,805,086	$17,164,177	$11,822,841

Shares outstanding	677,041	1,000,112	1,397,202	923,259

Net asset value	$10.09	$10.80	$12.28	$12.81

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations

Year Ended September 30, 2022

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$13,164,124	$15,441,640	$29,837,025	$19,871,388
Securities lending income — affiliated — net	18,662	23,457	7,623	5,310
Net investment income allocated from the affiliated Master Portfolio:
Income	3,932,768	4,741,564	6,162,727	2,260,039
Expenses	(90,491)	(108,771)	(140,602)	(51,547)

Total investment income	17,025,063	20,097,890	35,866,773	22,085,190

EXPENSES
Service and distribution — class specific	1,401,031	1,680,375	2,639,636	1,473,919
Transfer agent — class specific	500,825	715,136	1,256,591	972,480
Administration	243,171	290,297	534,186	364,823
Administration — class specific	115,391	138,938	264,913	176,115
Registration	105,942	103,417	102,459	94,462
Accounting services	66,634	66,634	67,394	66,633
Trustees and Officer	10,772	11,471	15,153	12,643
Custodian	8,801	12,608	14,146	13,110
Miscellaneous	115,252	119,135	116,632	121,686

Total expenses	2,567,819	3,138,011	5,011,110	3,295,871
Less:
Fees waived and/or reimbursed by the Manager	(146,690)	(117,205)	(5,307)	(58,253)
Administration fees waived by the Manager — class specific	(71,590)	(92,989)	(133,994)	(165,760)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(158,636)	(304,868)	(448,480)	(535,140)

Total expenses after fees waived and/or reimbursed	2,190,903	2,622,949	4,423,329	2,536,718

Net investment income	14,834,160	17,474,941	31,443,444	19,548,472

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(17,049,451)	(7,729,483)	(4,549,104)	3,464,221
Capital gain distributions from investment companies — affiliated	1,123,558	1,388,728	3,585,239	3,260,726
Allocation from the affiliated Master Portfolio	(9,584,438)	(11,593,405)	(15,142,113)	(5,508,969)

	(25,510,331)	(17,934,160)	(16,105,978)	1,215,978

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(67,612,494)	(96,453,294)	(233,237,103)	(190,284,480)
Allocation from the affiliated Master Portfolio	(18,160,258)	(21,794,527)	(28,223,956)	(10,448,067)

	(85,772,752)	(118,247,821)	(261,461,059)	(200,732,547)

Net realized and unrealized loss	(111,283,083)	(136,181,981)	(277,567,037)	(199,516,569)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(96,448,923)	$(118,707,040)	$(246,123,593)	$(179,968,097)

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/22	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,834,160	$8,778,263	$17,474,941	$9,324,717
Net realized gain (loss)	(25,510,331)	16,043,967	(17,934,160)	29,537,704
Net change in unrealized appreciation (depreciation)	(85,772,752)	9,608,004	(118,247,821)	26,663,478

Net increase (decrease) in net assets resulting from operations	(96,448,923)	34,430,234	(118,707,040)	65,525,899

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,364,602)	(5,248,568)	(14,263,704)	(7,847,044)
Investor A	(12,561,656)	(8,878,662)	(18,930,297)	(10,328,009)
Investor C	(3,073,956)	(2,942,807)	(4,973,712)	(3,235,754)
Class K	(4,490,095)	(2,360,694)	(5,268,444)	(1,482,505)
Class R	(328,515)	(306,762)	(694,567)	(402,884)

Decrease in net assets resulting from distributions to shareholders	(28,818,824)	(19,737,493)	(44,130,724)	(23,296,196)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,639,121)	154,732,688	36,580,884	170,645,682

NET ASSETS
Total increase (decrease) in net assets	(126,906,868)	169,425,429	(126,256,880)	212,875,385
Beginning of year	596,155,019	426,729,590	705,408,217	492,532,832

End of year	$469,248,151	$596,155,019	$579,151,337	$705,408,217

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/22	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,443,444	$15,793,132	$19,548,472	$7,920,732
Net realized gain (loss)	(16,105,978)	72,929,106	1,215,978	36,600,647
Net change in unrealized appreciation (depreciation)	(261,461,059)	83,459,976	(200,732,547)	74,630,042

Net increase (decrease) in net assets resulting from operations	(246,123,593)	172,182,214	(179,968,097)	119,151,421

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(22,135,077)	(9,419,792)	(14,616,494)	(3,939,462)
Investor A	(50,606,287)	(22,531,685)	(17,293,880)	(4,257,985)
Investor C	(6,561,466)	(2,562,008)	(4,078,857)	(668,675)
Class K	(19,339,998)	(3,901,727)	(17,950,003)	(2,069,040)
Class R	(1,153,902)	(483,083)	(619,014)	(145,573)

Decrease in net assets resulting from distributions to shareholders	(99,796,730)	(38,898,295)	(54,558,248)	(11,080,735)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	206,361,110	243,192,937	397,003,503	175,600,053

NET ASSETS
Total increase (decrease) in net assets	(139,559,213)	376,476,856	162,477,158	283,670,739
Beginning of year	1,307,600,983	931,124,127	758,363,377	474,692,638

End of year	$1,168,041,770	$1,307,600,983	$920,840,535	$758,363,377

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional
	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of year	$12.83	$12.44	$11.85	$11.62	$11.67

Net investment income(a)	0.34	0.25	0.29	0.36	0.30

Net realized and unrealized gain (loss)	(2.25)	0.70	0.59	0.42	(0.04)

Net increase (decrease) from investment operations	(1.91)	0.95	0.88	0.78	0.26

Distributions(b)

From net investment income	(0.27)	(0.20)	(0.28)	(0.40)	(0.31)

From net realized gain	(0.34)	(0.36)	(0.01)	(0.15)	—

Total distributions	(0.61)	(0.56)	(0.29)	(0.55)	(0.31)

Net asset value, end of year	$10.31	$12.83	$12.44	$11.85	$11.62

Total Return(c)

Based on net asset value	(15.72)%	7.71%	7.56%	7.23%	2.27%

Ratios to Average Net Assets(d)

Total expenses	0.25%	0.25%	0.26%	0.28%	0.31%

Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.12%	0.12%	0.16%

Net investment income	2.86%	1.96%	2.44%	3.17%	2.63%

Supplemental Data

Net assets, end of year (000)	$111,382	$170,274	$101,480	$46,017	$42,461

Portfolio turnover rate	65%	72%	88%	62%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A
	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$12.63	$12.26	$11.68		$11.46		$11.51

Net investment income(a)	0.29	0.21	0.25		0.32		0.26

Net realized and unrealized gain (loss)	(2.22)	0.68	0.59		0.41		(0.04)

Net increase (decrease) from investment operations	(1.93)	0.89	0.84		0.73		0.22

Distributions(b)

From net investment income	(0.23)	(0.16)	(0.25)		(0.36)		(0.27)

From net realized gain	(0.34)	(0.36)	(0.01)		(0.15)		—

Total distributions	(0.57)	(0.52)	(0.26)		(0.51)		(0.27)

Net asset value, end of year	$10.13	$12.63	$12.26		$11.68		$11.46

Total Return(c)

Based on net asset value	(16.06)%	7.36%	7.27%		6.82%		1.94%

Ratios to Average Net Assets(d)

Total expenses	0.48%	0.47%	0.51	%(e)	0.54	%(e)	0.56	%(e)

Total expenses after fees waived and/or reimbursed	0.44%	0.43%	0.45%		0.46%		0.50%

Net investment income	2.51%	1.65%	2.10%		2.82%		2.29%

Supplemental Data

Net assets, end of year (000)	$216,422	$266,615	$189,930		$137,115		$122,394

Portfolio turnover rate	65%	72%	88%		62%		64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$12.46	$12.10	$11.54		$11.30		$11.34

Net investment income(a)	0.21	0.11	0.16		0.23		0.17

Net realized and unrealized gain (loss)	(2.20)	0.68	0.57		0.42		(0.04)

Net increase (decrease) from investment operations	(1.99)	0.79	0.73		0.65		0.13

Distributions(b)

From net investment income	(0.13)	(0.07)	(0.16)		(0.26)		(0.17)

From net realized gain	(0.34)	(0.36)	(0.01)		(0.15)		—

Total distributions	(0.47)	(0.43)	(0.17)		(0.41)		(0.17)

Net asset value, end of year	$10.00	$12.46	$12.10		$11.54		$11.30

Total Return(c)

Based on net asset value	(16.64)%	6.55%	6.37%		6.10%		1.14%

Ratios to Average Net Assets(d)

Total expenses	1.20%	1.21%	1.25	%(e)	1.28	%(e)	1.31	%(e)

Total expenses after fees waived and/or reimbursed	1.18%	1.18%	1.19%		1.22%		1.25%

Net investment income	1.78%	0.91%	1.35%		2.09%		1.54%

Supplemental Data

Net assets, end of year (000)	$55,438	$81,679	$82,134		$79,944		$91,279

Portfolio turnover rate	65%	72%	88%		62%		64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of year	$12.83	$12.44	$11.85	$11.62	$11.67

Net investment income(a)	0.34	0.25	0.29	0.33	0.30

Net realized and unrealized gain (loss)	(2.25)	0.70	0.60	0.45	(0.04)

Net increase (decrease) from investment operations	(1.91)	0.95	0.89	0.78	0.26

Distributions(b)

From net investment income	(0.27)	(0.20)	(0.29)	(0.40)	(0.31)

From net realized gain	(0.34)	(0.36)	(0.01)	(0.15)	—

Total distributions	(0.61)	(0.56)	(0.30)	(0.55)	(0.31)

Net asset value, end of year	$10.31	$12.83	$12.44	$11.85	$11.62

Total Return(c)

Based on net asset value	(15.70)%	7.72%	7.58%	7.26%	2.29%

Ratios to Average Net Assets(d)

Total expenses	0.13%	0.15%	0.18%	0.18%	0.23%

Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.10%	0.10%	0.14%

Net investment income	2.93%	1.98%	2.44%	2.87%	2.63%

Supplemental Data

Net assets, end of year (000)	$79,172	$70,002	$44,530	$31,853	$3,355

Portfolio turnover rate	65%	72%	88%	62%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

38	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$12.58	$12.20	$11.62		$11.39		$11.44

Net investment income(a)	0.26	0.17	0.21		0.28		0.22

Net realized and unrealized gain (loss)	(2.22)	0.69	0.58		0.42		(0.03)

Net increase (decrease) from investment operations	(1.96)	0.86	0.79		0.70		0.19

Distributions(b)

From net investment income	(0.19)	(0.12)	(0.20)		(0.32)		(0.24)

From net realized gain	(0.34)	(0.36)	(0.01)		(0.15)		—

Total distributions	(0.53)	(0.48)	(0.21)		(0.47)		(0.24)

Net asset value, end of year	$10.09	$12.58	$12.20		$11.62		$11.39

Total Return(c)

Based on net asset value	(16.31)%	7.07%	6.87%		6.58%		1.64%

Ratios to Average Net Assets(d)

Total expenses	0.77%	0.77%	0.79	%(e)	0.85	%(e)	0.89%

Total expenses after fees waived and/or reimbursed	0.74%	0.73%	0.74%		0.78%		0.81%

Net investment income	2.22%	1.37%	1.81%		2.55%		1.97%

Supplemental Data

Net assets, end of year (000)	$6,833	$7,585	$8,656		$11,241		$14,079

Portfolio turnover rate	65%	72%	88%		62%		64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of year	$13.89	$12.86	$11.95	$12.17	$11.91

Net investment income(a)	0.36	0.25	0.26	0.31	0.28

Net realized and unrealized gain (loss)	(2.43)	1.38	0.97	0.31	0.28

Net increase (decrease) from investment operations	(2.07)	1.63	1.23	0.62	0.56

Distributions(b)

From net investment income	(0.30)	(0.18)	(0.32)	(0.27)	(0.30)

From net realized gain	(0.56)	(0.42)	—	(0.57)	—

Total distributions	(0.86)	(0.60)	(0.32)	(0.84)	(0.30)

Net asset value, end of year	$10.96	$13.89	$12.86	$11.95	$12.17

Total Return(c)

Based on net asset value	(16.08)%	12.91%	10.48%	6.00%	4.74%

Ratios to Average Net Assets(d)

Total expenses	0.27%	0.26%	0.31%	0.34%	0.32%

Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.13%	0.14%	0.15%

Net investment income	2.80%	1.84%	2.15%	2.69%	2.37%

Supplemental Data

Net assets, end of year (000)	$149,551	$233,289	$152,244	$73,817	$66,357

Portfolio turnover rate	63%	69%	98%	68%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$13.73	$12.73	$11.83		$12.06		$11.80

Net investment income(a)	0.31	0.20	0.22		0.27		0.24

Net realized and unrealized gain (loss)	(2.39)	1.36	0.96		0.30		0.28

Net increase (decrease) from investment operations	(2.08)	1.56	1.18		0.57		0.52

Distributions(b)

From net investment income	(0.26)	(0.14)	(0.28)		(0.23)		(0.26)

From net realized gain	(0.56)	(0.42)	—		(0.57)		—

Total distributions	(0.82)	(0.56)	(0.28)		(0.80)		(0.26)

Net asset value, end of year	$10.83	$13.73	$12.73		$11.83		$12.06

Total Return(c)

Based on net asset value	(16.31)%	12.48%	10.15%		5.57%		4.42%

Ratios to Average Net Assets(d)

Total expenses	0.48%	0.46%	0.50	%(e)	0.53	%(e)	0.54	%(e)

Total expenses after fees waived and/or reimbursed	0.44%	0.44%	0.46%		0.48%		0.49%

Net investment income	2.46%	1.51%	1.80%		2.36%		2.02%

Supplemental Data

Net assets, end of year (000)	$259,984	$306,177	$222,510		$178,719		$169,126

Portfolio turnover rate	63%	69%	98%		68%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$13.52	$12.54	$11.66		$11.87		$11.60

Net investment income(a)	0.22	0.10	0.13		0.18		0.15

Net realized and unrealized gain (loss)	(2.37)	1.35	0.94		0.31		0.27

Net increase (decrease) from investment operations	(2.15)	1.45	1.07		0.49		0.42

Distributions(b)

From net investment income	(0.15)	(0.05)	(0.19)		(0.13)		(0.15)

From net realized gain	(0.56)	(0.42)	—		(0.57)		—

Total distributions	(0.71)	(0.47)	(0.19)		(0.70)		(0.15)

Net asset value, end of year	$10.66	$13.52	$12.54		$11.66		$11.87

Total Return(c)

Based on net asset value	(16.93)%	11.68%	9.30%		4.78%		3.63%

Ratios to Average Net Assets(d)

Total expenses	1.20%	1.21%	1.25	%(e)	1.28	%(e)	1.29	%(e)

Total expenses after fees waived and/or reimbursed	1.18%	1.18%	1.21%		1.23%		1.24%

Net investment income	1.73%	0.76%	1.06%		1.63%		1.26%

Supplemental Data

Net assets, end of year (000)	$69,423	$95,825	$84,541		$87,646		$101,711

Portfolio turnover rate	63%	69%	98%		68%		79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.27%. There was no financial impact to the expense ratios for the years ended September 30, 2020 and September 30, 2018.

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of year	$13.90	$12.87	$11.96	$12.18	$11.92

Net investment income(a)	0.36	0.26	0.27	0.31	0.29

Net realized and unrealized gain (loss)	(2.43)	1.37	0.96	0.32	0.27

Net increase (decrease) from investment operations	(2.07)	1.63	1.23	0.63	0.56

Distributions(b)

From net investment income	(0.30)	(0.18)	(0.32)	(0.28)	(0.30)

From net realized gain	(0.56)	(0.42)	—	(0.57)	—

Total distributions	(0.86)	(0.60)	(0.32)	(0.85)	(0.30)

Net asset value, end of year	$10.97	$13.90	$12.87	$11.96	$12.18

Total Return(c)

Based on net asset value	(16.06)%	12.92%	10.49%	6.02%	4.75%

Ratios to Average Net Assets(d)

Total expenses	0.13%	0.14%	0.17%	0.20%	0.21%

Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.11%	0.12%	0.13%

Net investment income	2.85%	1.87%	2.19%	2.68%	2.40%

Supplemental Data

Net assets, end of year (000)	$89,389	$59,411	$23,034	$10,987	$4,939

Portfolio turnover rate	63%	69%	98%	68%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of year	$13.70	$12.69	$11.78	$12.00	$11.75

Net investment income(a)	0.29	0.18	0.19	0.25	0.22

Net realized and unrealized gain (loss)	(2.39)	1.36	0.97	0.31	0.27

Net increase (decrease) from investment operations	(2.10)	1.54	1.16	0.56	0.49

Distributions(b)

From net investment income	(0.24)	(0.11)	(0.25)	(0.21)	(0.24)

From net realized gain	(0.56)	(0.42)	—	(0.57)	—

Total distributions	(0.80)	(0.53)	(0.25)	(0.78)	(0.24)

Net asset value, end of year	$10.80	$13.70	$12.69	$11.78	$12.00

Total Return(c)

Based on net asset value	(16.48)%	12.27%	9.99%	5.45%	4.18%

Ratios to Average Net Assets(d)

Total expenses	0.80%	0.80%	0.82%	0.85%	0.84%

Total expenses after fees waived and/or reimbursed	0.61%	0.61%	0.63%	0.64%	0.65%

Net investment income	2.31%	1.34%	1.61%	2.21%	1.84%

Supplemental Data

Net assets, end of year (000)	$10,805	$10,705	$10,205	$16,778	$18,302

Portfolio turnover rate	63%	69%	98%	68%	79%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

44	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$16.38	$14.43	$13.37	$13.74		$13.20

Net investment income(a)	0.39	0.26	0.27	0.30		0.30

Net realized and unrealized gain (loss)	(2.97)	2.29	1.30	0.19		0.67

Net increase (decrease) from investment operations	(2.58)	2.55	1.57	0.49		0.97

Distributions(b)

From net investment income	(0.36)	(0.21)	(0.35)	(0.21)		(0.30)

From net realized gain	(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions	(1.21)	(0.60)	(0.51)	(0.86)		(0.43)

Net asset value, end of year	$12.59	$16.38	$14.43	$13.37		$13.74

Total Return(c)

Based on net asset value	(17.30)%	17.94%	12.00%	4.22%		7.42%

Ratios to Average Net Assets(d)

Total expenses	0.26%	0.24%	0.28%	0.34	%(e)	0.29%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%	0.13%	0.15%		0.15%

Net investment income	2.61%	1.63%	2.00%	2.36%		2.22%

Supplemental Data

Net assets, end of year (000)	$260,346	$296,407	$215,674	$161,196		$108,221

Portfolio turnover rate	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$16.05	$14.15	$13.13	$13.50		$12.98

Net investment income(a)	0.33	0.20	0.22	0.26		0.25

Net realized and unrealized gain (loss)	(2.90)	2.25	1.27	0.19		0.65

Net increase (decrease) from investment operations	(2.57)	2.45	1.49	0.45		0.90

Distributions(b)

From net investment income	(0.31)	(0.16)	(0.31)	(0.17)		(0.25)

From net realized gain	(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions	(1.16)	(0.55)	(0.47)	(0.82)		(0.38)

Net asset value, end of year	$12.32	$16.05	$14.15	$13.13		$13.50

Total Return(c)

Based on net asset value	(17.56)%	17.58%	11.54%	3.94%		7.03%

Ratios to Average Net Assets(d)

Total expenses	0.45%	0.45%	0.49%	0.55	%(e)(f)	0.51	%(f)

Total expenses after fees waived and/or reimbursed	0.44%	0.44%	0.47%	0.49%		0.49%

Net investment income	2.27%	1.28%	1.66%	2.03%		1.85%

Supplemental Data

Net assets, end of year (000)	$564,789	$699,130	$576,079	$555,513		$280,970

Portfolio turnover rate	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(f)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratio for the year ended September 30, 2019.

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$15.64	$13.79	$12.81	$13.17		$12.66

Net investment income(a)	0.22	0.08	0.12	0.15		0.14

Net realized and unrealized gain (loss)	(2.84)	2.20	1.23	0.20		0.64

Net increase (decrease) from investment operations	(2.62)	2.28	1.35	0.35		0.78

Distributions(b)

From net investment income	(0.19)	(0.04)	(0.21)	(0.06)		(0.14)

From net realized gain	(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions	(1.04)	(0.43)	(0.37)	(0.71)		(0.27)

Net asset value, end of year	$11.98	$15.64	$13.79	$12.81		$13.17

Total Return(c)

Based on net asset value	(18.18)%	16.74%	10.69%	3.15%		6.23%

Ratios to Average Net Assets(d)

Total expenses	1.18%	1.20%	1.23%	1.30	%(e)(f)	1.28%

Total expenses after fees waived and/or reimbursed	1.18%	1.19%	1.22%	1.24%		1.24%

Net investment income	1.55%	0.53%	0.91%	1.23%		1.10%

Supplemental Data

Net assets, end of year (000)	$69,416	$99,500	$85,371	$94,713		$105,283

Portfolio turnover rate	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$16.38	$14.43	$13.37	$13.74		$13.20

Net investment income(a)	0.40	0.28	0.27	0.30		0.30

Net realized and unrealized gain (loss)	(2.98)	2.27	1.30	0.19		0.67

Net increase (decrease) from investment operations	(2.58)	2.55	1.57	0.49		0.97

Distributions(b)

From net investment income	(0.36)	(0.21)	(0.35)	(0.21)		(0.30)

From net realized gain	(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions	(1.21)	(0.60)	(0.51)	(0.86)		(0.43)

Net asset value, end of year	$12.59	$16.38	$14.43	$13.37		$13.74

Total Return(c)

Based on net asset value	(17.29)%	17.96%	12.02%	4.24%		7.44%

Ratios to Average Net Assets(d)

Total expenses	0.10%	0.11%	0.14%	0.20	%(e)	0.18%

Total expenses after fees waived and/or reimbursed	0.08%	0.09%	0.11%	0.13%		0.13%

Net investment income	2.68%	1.71%	2.03%	2.33%		2.21%

Supplemental Data

Net assets, end of year (000)	$256,326	$195,750	$40,575	$21,488		$18,719

Portfolio turnover rate	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$16.01	$14.12	$13.08	$13.45		$12.93

Net investment income(a)	0.30	0.17	0.19	0.23		0.22

Net realized and unrealized gain (loss)	(2.90)	2.24	1.28	0.19		0.66

Net increase (decrease) from investment operations	(2.60)	2.41	1.47	0.42		0.88

Distributions(b)

From net investment income	(0.28)	(0.13)	(0.27)	(0.14)		(0.23)

From net realized gain	(0.85)	(0.39)	(0.16)	(0.65)		(0.13)

Total distributions	(1.13)	(0.52)	(0.43)	(0.79)		(0.36)

Net asset value, end of year	$12.28	$16.01	$14.12	$13.08		$13.45

Total Return(c)

Based on net asset value	(17.76)%	17.31%	11.42%	3.68%		6.85%

Ratios to Average Net Assets(d)

Total expenses	0.80%	0.79%	0.82%	0.87	%(e)	0.84%

Total expenses after fees waived and/or reimbursed	0.63%	0.64%	0.66%	0.68%		0.68%

Net investment income	2.06%	1.07%	1.45%	1.80%		1.66%

Supplemental Data

Net assets, end of year (000)	$17,164	$16,815	$13,425	$15,930		$18,740

Portfolio turnover rate	58%	68%	98%	69%		88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19	Year Ended 09/30/18

Net asset value, beginning of year	$17.10	$14.16	$12.83	$13.26	$12.47

Net investment income(a)	0.37	0.24	0.23	0.25	0.25

Net realized and unrealized gain (loss)	(3.22)	3.03	1.43	0.01	0.93

Net increase (decrease) from investment operations	(2.85)	3.27	1.66	0.26	1.18

Distributions(b)

From net investment income	(0.32)	(0.18)	(0.27)	(0.16)	(0.22)

From net realized gain	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions	(1.03)	(0.33)	(0.33)	(0.69)	(0.39)

Net asset value, end of year	$13.22	$17.10	$14.16	$12.83	$13.26

Total Return(c)

Based on net asset value	(18.02)%	23.26%	13.11%	2.81%	9.65%

Ratios to Average Net Assets(d)

Total expenses	0.30%	0.28%	0.34%	0.39%	0.36%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.14%	0.18%	0.16%

Net investment income	2.35%	1.45%	1.76%	2.00%	1.94%

Supplemental Data

Net assets, end of year (000)	$325,725	$240,529	$168,065	$124,885	$115,594

Portfolio turnover rate	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

50	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19		Year Ended 09/30/18

Net asset value, beginning of year	$16.72	$13.85	$12.56	$13.00		$12.23

Net investment income(a)	0.31	0.18	0.18	0.20		0.19

Net realized and unrealized gain (loss)	(3.15)	2.97	1.40	0.01		0.93

Net increase (decrease) from investment operations	(2.84)	3.15	1.58	0.21		1.12

Distributions(b)

From net investment income	(0.27)	(0.13)	(0.23)	(0.12)		(0.18)

From net realized gain	(0.71)	(0.15)	(0.06)	(0.53)		(0.17)

Total distributions	(0.98)	(0.28)	(0.29)	(0.65)		(0.35)

Net asset value, end of year	$12.90	$16.72	$13.85	$12.56		$13.00

Total Return(c)

Based on net asset value	(18.32)%	22.93%	12.72%	2.39%		9.32%

Ratios to Average Net Assets(d)

Total expenses	0.50%	0.47%	0.53%	0.57	%(e)	0.57%

Total expenses after fees waived and/or reimbursed	0.44%	0.44%	0.48%	0.52%		0.50%

Net investment income	2.03%	1.10%	1.41%	1.66%		1.54%

Supplemental Data

Net assets, end of year (000)	$255,281	$283,943	$203,561	$173,105		$163,604

Portfolio turnover rate	51%	56%	116%	64%		80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18

Net asset value, beginning of year	$16.09	$13.35	$12.12	$12.55	$11.82

Net investment income(a)	0.19	0.06	0.08	0.11	0.10

Net realized and unrealized gain (loss)	(3.04)	2.86	1.35	0.01	0.90

Net increase (decrease) from investment operations	(2.85)	2.92	1.43	0.12	1.00

Distributions(b)

From net investment income	(0.15)	(0.03)	(0.14)	(0.02)	(0.10)

From net realized gain	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions	(0.86)	(0.18)	(0.20)	(0.55)	(0.27)

Net asset value, end of year	$12.38	$16.09	$13.35	$12.12	$12.55

Total Return(c)

Based on net asset value	(18.92)%	21.95%	11.90%	1.63%	8.55%

Ratios to Average Net Assets(d)

Total expenses	1.20%	1.23%	1.30%	1.35%	1.36%

Total expenses after fees waived and/or reimbursed	1.19%	1.19%	1.23%	1.27%	1.25%

Net investment income	1.29%	0.36%	0.66%	0.91%	0.80%

Supplemental Data

Net assets, end of year (000)	$56,149	$74,750	$50,977	$51,002	$55,986

Portfolio turnover rate	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

52	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18

Net asset value, beginning of year	$17.11	$14.16	$12.83	$13.26	$12.47

Net investment income(a)	0.40	0.25	0.24	0.25	0.25

Net realized and unrealized gain (loss)	(3.26)	3.03	1.42	0.01	0.94

Net increase (decrease) from investment operations	(2.86)	3.28	1.66	0.26	1.19

Distributions(b)

From net investment income	(0.32)	(0.18)	(0.27)	(0.16)	(0.23)

From net realized gain	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions	(1.03)	(0.33)	(0.33)	(0.69)	(0.40)

Net asset value, end of year	$13.22	$17.11	$14.16	$12.83	$13.26

Total Return(c)

Based on net asset value	(18.05)%	23.35%	13.13%	2.83%	9.66%

Ratios to Average Net Assets(d)

Total expenses	0.10%	0.12%	0.18%	0.23%	0.22%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.12%	0.16%	0.14%

Net investment income	2.56%	1.50%	1.79%	2.03%	1.92%

Supplemental Data

Net assets, end of year (000)	$271,863	$148,917	$45,032	$18,804	$14,403

Portfolio turnover rate	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18

Net asset value, beginning of year	$16.61	$13.77	$12.47	$12.90	$12.14

Net investment income(a)	0.28	0.14	0.15	0.18	0.17

Net realized and unrealized gain (loss)	(3.13)	2.96	1.40	0.01	0.92

Net increase (decrease) from investment operations	(2.85)	3.10	1.55	0.19	1.09

Distributions(b)

From net investment income	(0.24)	(0.11)	(0.19)	(0.09)	(0.16)

From net realized gain	(0.71)	(0.15)	(0.06)	(0.53)	(0.17)

Total distributions	(0.95)	(0.26)	(0.25)	(0.62)	(0.33)

Net asset value, end of year	$12.81	$16.61	$13.77	$12.47	$12.90

Total Return(c)

Based on net asset value	(18.43)%	22.69%	12.53%	2.22%	9.15%

Ratios to Average Net Assets(d)

Total expenses	0.82%	0.80%	0.84%	0.89%	0.90%

Total expenses after fees waived and/or reimbursed	0.60%	0.60%	0.64%	0.68%	0.66%

Net investment income	1.85%	0.87%	1.17%	1.51%	1.39%

Supplemental Data

Net assets, end of year (000)	$11,823	$10,224	$7,058	$9,631	$11,832

Portfolio turnover rate	51%	56%	116%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

54	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolio, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and the Master Portfolio in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and the Master Portfolio may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

As of period end, the 20 /80 Target Allocation and the 40/60 Target Allocation Funds’ investment in the Master Total Return Portfolio was 25.3% and 25.5% of their net assets, respectively. The financial statements of the Master Total Return Portfolio, including the Schedule of Investments and the accounting policies, can be read in conjunction with the Fund’s financial statements. The Master Total Return Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager BlackRock Advisors, LLC (“the Manager”) as the valuation designee for the Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Funds’ assets and liabilities:

•

ETFs and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral

56	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	(a)	Net Amount
20/80 Target Allocation Morgan Stanley	$5,020,050	$(5,020,050)	$—		$—

40/60 Target Allocation Morgan Stanley	$3,594,560	$(3,594,560)	$—		$—

80/20 Target Allocation Citigroup Global Markets, Inc.	$10,613,700	$(10,613,700)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

For the year ended September 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$639,250	$725,299	$36,482	$1,401,031
40/60 Target Allocation	758,764	864,123	57,488	1,680,375
60/40 Target Allocation	1,674,997	880,405	84,234	2,639,636
80/20 Target Allocation	725,211	692,411	56,297	1,473,919

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$31,202	$51,157	$14,519	$17,054	$1,459	$115,391
40/60 Target Allocation	41,858	60,713	17,294	16,774	2,299	138,938
60/40 Target Allocation	58,218	134,050	17,621	51,655	3,369	264,913
80/20 Target Allocation	47,693	58,015	13,856	54,300	2,251	176,115

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2022, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$473	$3,271	$1,218	$129	$80	$5,171
40/60 Target Allocation	484	4,046	1,620	232	94	6,476
60/40 Target Allocation	2,298	20,136	3,063	404	84	25,985
80/20 Target Allocation	484	7,570	657	372	100	9,183

For the year ended September 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$181,895	$256,015	$50,992	$1,811	$10,112	$500,825
40/60 Target Allocation	307,129	320,748	63,962	3,126	20,171	715,136
60/40 Target Allocation	468,181	677,976	73,761	2,703	33,970	1,256,591
80/20 Target Allocation	460,104	414,186	71,393	2,796	24,001	972,480

Other Fees: For the year ended September 30, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$44,243
40/60 Target Allocation	42,963
60/40 Target Allocation	54,142
80/20 Target Allocation	54,982

58	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

For the year ended September 30, 2022, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$7,738	$1,377	$6,808	$786
Investor C	14,041	14,726	9,256	10,663

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invest. For the year ended September 30, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$146,690
40/60 Target Allocation	117,205
60/40 Target Allocation	5,307
80/20 Target Allocation	58,253

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2022, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived - class specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$31,202	$23,324	$6	$17,054	$4	$71,590
40/60 Target Allocation	41,858	32,075	—	16,757	2,299	92,989
60/40 Target Allocation	58,218	34,944	4	37,459	3,369	133,994
80/20 Target Allocation	47,693	53,590	8,316	53,910	2,251	165,760

	Transfer Agent Fees Waived and/or Reimbursed - class specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$150,718	$6,105	$—	$1,810	$3	$158,636
40/60 Target Allocation	265,254	18,625	—	3,121	17,868	304,868
60/40 Target Allocation	391,423	32,462	—	156	24,439	448,480
80/20 Target Allocation	411,971	98,640	126	2,662	21,741	535,140

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2022, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$3,689
40/60 Target Allocation	4,111
60/40 Target Allocation	1,426
80/20 Target Allocation	1,128

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended September 30, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
40/60 Target Allocation	$798,156	$2,838,881	$1,002,427
60/40 Target Allocation	2,810,728	—	—
80/20 Target Allocation	6,057,869	3,608,594	(754,384)

6.	PURCHASES AND SALES

For the year ended September 30, 2022, purchases and sales of investments in the Underlying Funds and the Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$369,677,289	$385,572,889
40/60 Target Allocation	442,110,713	434,876,342
60/40 Target Allocation	891,484,183	756,066,662
80/20 Target Allocation	805,417,115	442,532,854

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

60	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

	Period	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Ordinary income	09/30/22	$18,439,353	$21,331,700	$50,238,697	$24,584,472
	09/30/21	10,361,527	13,484,695	28,857,214	7,221,411
Long-term capital gains	09/30/22	10,379,471	22,799,024	49,558,033	29,973,776
	09/30/21	9,375,966	9,811,501	10,041,081	3,859,324

Total	09/30/22	$28,818,824	$44,130,724	$99,796,730	$54,558,248

	09/30/21	$19,737,493	$23,296,196	$38,898,295	$11,080,735

As of September 30, 2022, the tax components of accumulated net earnings were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Undistributed ordinary income	$9,640,642	$10,541,433	$17,924,213	$10,338,136
Undistributed long-term capital gains	—	—	—	3,173,856
Net unrealized losses(a)	(56,764,906)	(48,744,612)	(66,372,535)	(54,275,144)
Qualified late-year losses	(27,265,103)	(18,702,657)	(15,290,601)	—

	$(74,389,367)	$(56,905,836)	$(63,738,923)	$(40,763,152)

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$532,570,466	$631,979,438	$1,235,179,882	$985,816,565

Gross unrealized appreciation	$2,894,568	$13,593,177	$42,631,484	$10,316,685
Gross unrealized depreciation	(59,659,474)	(62,337,789)	(109,004,019)	(64,591,829)

Net unrealized appreciation (depreciation)	$(56,764,906)	$(48,744,612)	$(66,372,535)	$(54,275,144)

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2022, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and the Master Portfolio, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation

Institutional

Shares sold	4,465,830	$53,805,482	8,774,859	$111,429,686

Shares issued in reinvestment of distributions	668,278	8,333,427	415,437	5,192,959

Shares redeemed	(7,601,485)	(87,747,358)	(4,075,245)	(51,801,741)

	(2,467,377)	$(25,608,449)	5,115,051	$64,820,904

Investor A

Shares sold and automatic conversion of shares	5,835,409	$69,135,005	10,073,827	$126,143,963

Shares issued in reinvestment of distributions	995,061	12,229,299	695,939	8,587,892

Shares redeemed	(6,588,879)	(76,057,260)	(5,149,077)	(64,509,614)

	241,591	$5,307,044	5,620,689	$70,222,241

Investor C

Shares sold	1,118,974	$13,246,127	2,170,537	$26,882,907

Shares issued in reinvestment of distributions	251,719	3,070,969	236,358	2,895,389

Shares redeemed and automatic conversion of shares	(2,383,284)	(27,236,859)	(2,640,298)	(32,723,425)

	(1,012,591)	$(10,919,763)	(233,403)	$(2,945,129)

62	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 09/30/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation (continued)

Class K

Shares sold	3,874,058	$47,721,613	2,516,023	$32,099,228

Shares issued in reinvestment of distributions	359,172	4,478,871	187,889	2,350,496

Shares redeemed	(2,009,467)	(23,455,259)	(828,210)	(10,518,966)

	2,223,763	$28,745,225	1,875,702	$23,930,758

Class R

Shares sold	195,340	$2,250,690	132,288	$1,652,793

Shares issued in reinvestment of distributions	26,795	328,514	24,900	306,762

Shares redeemed	(148,185)	(1,742,382)	(263,610)	(3,255,641)

	73,950	$836,822	(106,422)	$(1,296,086)

	(940,664)	$(1,639,121)	12,271,617	$154,732,688

40/60 Target Allocation

Institutional

Shares sold	5,722,621	$74,662,525	8,749,899	$119,396,424

Shares issued in reinvestment of distributions	1,051,431	14,173,284	588,782	7,813,142

Shares redeemed	(9,931,167)	(124,359,094)	(4,374,438)	(59,450,899)

	(3,157,115)	$(35,523,285)	4,964,243	$67,758,667

Investor A

Shares sold and automatic conversion of shares	5,285,700	$68,331,715	8,206,157	$110,872,276

Shares issued in reinvestment of distributions	1,366,543	18,229,692	748,295	9,840,074

Shares redeemed	(4,942,007)	(61,900,397)	(4,132,639)	(55,824,180)

	1,710,236	$24,661,010	4,821,813	$64,888,170

Investor C

Shares sold	1,090,083	$13,891,591	2,428,363	$32,287,944

Shares issued in reinvestment of distributions	376,479	4,973,294	245,541	3,196,943

Shares redeemed and automatic conversion of shares	(2,041,331)	(25,497,194)	(2,325,715)	(31,090,055)

	(574,769)	$(6,632,309)	348,189	$4,394,832

Class K

Shares sold	4,602,534	$60,313,130	3,158,326	$43,088,103

Shares issued in reinvestment of distributions	389,352	5,252,362	110,867	1,471,202

Shares redeemed	(1,120,582)	(14,320,039)	(783,983)	(10,648,465)

	3,871,304	$51,245,453	2,485,210	$33,910,840

Class R

Shares sold	367,246	$4,623,003	256,010	$3,452,779

Shares issued in reinvestment of distributions	52,106	694,567	30,661	402,884

Shares redeemed	(200,556)	(2,487,555)	(309,538)	(4,162,490)

	218,796	$2,830,015	(22,867)	$(306,827)

	2,068,452	$36,580,884	12,596,588	$170,645,682

60/40 Target Allocation

Institutional

Shares sold	8,028,915	$118,198,850	5,934,692	$94,066,539

Shares issued in reinvestment of distributions	1,379,722	21,937,593	607,245	9,333,348

Shares redeemed	(6,827,570)	(100,862,283)	(3,396,667)	(53,793,902)

	2,581,067	$39,274,160	3,145,270	$49,605,985

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

	Year Ended 09/30/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amount	Shares	Amount

60/40 Target Allocation (continued)

Investor A

Shares sold and automatic conversion of shares	5,148,021	$76,518,397	7,594,207	$118,912,767

Shares issued in reinvestment of distributions	3,164,721	49,369,653	1,453,982	21,940,586

Shares redeemed	(6,022,641)	(87,619,968)	(6,200,496)	(96,581,901)

	2,290,101	$38,268,082	2,847,693	$44,271,452

Investor C

Shares sold	814,731	$11,927,507	1,751,795	$26,915,470

Shares issued in reinvestment of distributions	429,461	6,549,280	171,929	2,542,831

Shares redeemed and automatic conversion of shares	(1,812,277)	(26,086,228)	(1,750,428)	(26,732,258)

	(568,085)	$(7,609,441)	173,296	$2,726,043

Class K

Shares sold	10,667,123	$164,197,208	10,225,789	$162,581,863

Shares issued in reinvestment of distributions	1,216,352	19,339,998	254,019	3,901,727

Shares redeemed	(3,477,658)	(52,035,392)	(1,342,688)	(21,533,063)

	8,405,817	$131,501,814	9,137,120	$144,950,527

Class R

Shares sold	480,629	$6,749,365	284,137	$4,527,204

Shares issued in reinvestment of distributions	72,742	1,133,325	32,000	482,564

Shares redeemed	(206,424)	(2,956,195)	(216,970)	(3,370,838)

	346,947	$4,926,495	99,167	$1,638,930

	13,055,847	$206,361,110	15,402,546	$243,192,937

80/20 Target Allocation

Institutional

Shares sold	14,471,247	$207,376,058	4,569,472	$75,592,666

Shares issued in reinvestment of distributions	857,189	14,589,361	250,347	3,930,452

Shares redeemed	(4,748,787)	(75,376,565)	(2,628,304)	(43,006,876)

	10,579,649	$146,588,854	2,191,515	$36,516,242

Investor A

Shares sold and automatic conversion of shares	4,598,707	$71,874,389	4,376,545	$70,392,291

Shares issued in reinvestment of distributions	1,025,501	17,064,339	273,338	4,203,938

Shares redeemed	(2,816,838)	(43,648,678)	(2,360,766)	(37,878,544)

	2,807,370	$45,290,050	2,289,117	$36,717,685

Investor C

Shares sold	1,058,197	$16,050,821	1,661,804	$25,973,633

Shares issued in reinvestment of distributions	253,903	4,077,682	44,845	667,746

Shares redeemed and automatic conversion of shares	(1,421,437)	(21,268,830)	(880,407)	(13,624,875)

	(109,337)	$(1,140,327)	826,242	$13,016,504

Class K

Shares sold	14,567,888	$243,888,693	6,531,491	$104,526,932

Shares issued in reinvestment of distributions	1,054,642	17,950,004	131,786	2,069,040

Shares redeemed	(3,765,086)	(60,293,941)	(1,138,746)	(18,942,100)

	11,857,444	$201,544,756	5,524,531	$87,653,872

64	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 09/30/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amount	Shares	Amount

80/20 Target Allocation (continued)

Class R

Shares sold	431,825	$6,473,814	301,443	$4,866,982

Shares issued in reinvestment of distributions	36,660	606,742	9,508	145,573

Shares redeemed	(160,793)	(2,360,386)	(207,956)	(3,316,805)

	307,692	$4,720,170	102,995	$1,695,750

	25,442,818	$397,003,503	10,934,400	$175,600,053

As of September 30, 2022, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 22, 2022

We have served as the auditor of one or more BlackRock investment companies since 1992.

66	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2022:

Fund Name	Qualified Dividend Income
20/80 Target Allocation	$ 2,230,958
40/60 Target Allocation	5,549,816
60/40 Target Allocation	15,466,234
80/20 Target Allocation	14,025,960

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2022:

Fund Name	Qualified Business Income
20/80 Target Allocation	$ 28,848
40/60 Target Allocation	67,409
60/40 Target Allocation	189,512
80/20 Target Allocation	167,385

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as long-term capital dividends for the fiscal year ended September 30, 2022:

Fund Name	20% Rate Long-Term Capital Gain Dividends
20/80 Target Allocation	$ 10,379,471
40/60 Target Allocation	22,799,024
60/40 Target Allocation	49,558,033
80/20 Target Allocation	29,973,776

The Funds intend to pass through to its shareholders the following amounts, or maximum amount allowable by law, of the foreign source income earned and foreign taxes paid for the fiscal year ended September 30, 2022:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
20/80 Target Allocation	$797,807	$22,991
40/60 Target Allocation	1,918,877	59,783
60/40 Target Allocation	5,322,865	160,197
80/20 Target Allocation	4,828,042	141,086

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2022:

Fund Name	Federal Obligation Interest
20/80 Target Allocation	$ 3,655,881
40/60 Target Allocation	2,893,594
60/40 Target Allocation	4,113,668
80/20 Target Allocation	1,851,780

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2022 qualified for the dividends-received deduction for corporate shareholder:

Fund Name	Dividends-Received Deduction
20/80 Target Allocation	6.56%
40/60 Target Allocation	12.66
60/40 Target Allocation	14.66
80/20 Target Allocation	24.06

I M P O R T A N T T A X I N F O R M A T I O N	67

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2022:

Fund Name	Interest Dividends
20/80 Target Allocation	$ 11,977,139
40/60 Target Allocation	10,916,527
60/40 Target Allocation	13,781,496
80/20 Target Allocation	4,531,611

The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2022:

Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
20/80 Target Allocation	$8,717,154	$ 1,550,289
40/60 Target Allocation	7,966,645	1,444,630
60/40 Target Allocation	10,293,673	1,976,624
80/20 Target Allocation	3,615,727	—

68	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 20, 2022 (the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (the “20/80 Fund”), BlackRock 40/60 Target Allocation Fund (the “40/60 Fund”), BlackRock 60/40 Target Allocation Fund (the “60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (the “80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	69

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, each of the 20/80 Fund and the 40/60 Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, the 80/20 Fund ranked in the third, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board noted that for the one-, three- and five-year periods reported, the 60/40 Fund ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2021 compared to available

70	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement (continued)

aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of the 20/80 Fund’s and the 40/60 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that the 60/40 Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and total expense ratio ranked first out of three funds and in the first quartile relative to the Fund’s Expense Peers, respectively.

The Board also noted that the 80/20 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	71

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board and Trustee (Since 2019)

Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.

			28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2019)

Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021.

			28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2019)

Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.

			28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2019)

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

			28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2016)

Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School, from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.

			28 RICs consisting of 164 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2016)

Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.

			28 RICs consisting of 164 Portfolios	Hertz Global Holdings (car rental); GrafTech International Ltd. (materials manufacturing); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging) from 2015 to 2021

Cynthia A. Montgomery 1952	Trustee (Since 2019)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016.

Donald C. Opatrny 1952	Trustee (Since 2015)

Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.

			28 RICs consisting of 164 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2019)

General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.

			28 RICs consisting of 164 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	73

Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Kenneth L. Urish 1951	Trustee (Since 2019)

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.

			28 RICs consisting of 164 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2019)

Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.

			28 RICs consisting of 164 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2015)

Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.

			97 RICs consisting of 264 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	99 RICs consisting of 266 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b)

Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock

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Trustee and Officer Information  (continued)

Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)

Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)

Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)

Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

  Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

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Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	77

Additional Information (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation
ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-9/22-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock 20/80 Target Allocation Fund	$22,950	$22,725	$44	$207	$18,600	$15,800	$431	$0

BlackRock 40/60 Target Allocation Fund	$22,950	$22,725	$44	$207	$18,600	$15,800	$431	$0

BlackRock 60/40 Target Allocation Fund	$22,950	$22,725	$44	$207	$18,600	$15,800	$431	$0

BlackRock 80/20 Target Allocation Fund	$22,950	$22,725	$44	$207	$18,600	$15,800	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with

BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock 20/80 Target Allocation Fund	$19,076	$16,007
BlackRock 40/60 Target Allocation Fund	$19,076	$16,007
BlackRock 60/40 Target Allocation Fund	$19,076	$16,007
BlackRock 80/20 Target Allocation Fund	$19,076	$16,007

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 22, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 22, 2022